RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

7. RELATED PARTY TRANSACTIONS

(a) Revenue – related parties

For the years ended December 31, 2025, 2024 and 2023, revenues from Taoping alliance companies, a new media operating organization that includes numerous advertising agencies throughout China, for sales of products, software, and advertising were approximately $nil, $0.1 million and $0.2 million, respectively. Accounts receivable from related parties, net of allowance for credit losses, as of December 31, 2025, 2024 and 2023 were approximately $0.3 million, $0.04 million and $0.6 million, respectively. Advances received from related parties were approximately $0.003 million, $0.04 million and $0.1 million as of December 31, 2025, 2024 and 2023, respectively.

(b) Other revenue – related parties

Other revenue generated from related parties includes system maintenance service provided to Taoping alliance companies, which was approximately $3,800, $2,300 and $nil, for the years ended December 31, 2025, 2024 and 2023, respectively.

(c) Amounts due to related parties

As of December 31, 2025, the net amounts due to related parties were $1.8 million, which consist of amounts due to related parts of $2.4 million and amounts due from related parties of $0.6 million. The amounts due to related parties included (i) borrowing from the Company’s Chairman and Co-Chief Executive Officer, Mr. Jianghuai Lin (“Mr. Lin”), of approximately $0.3 million, with an interest rate of 3%, and with maturity dates ranging from November 6, 2026 to December 30, 2026; and (ii) a loan balance of approximately $2.1 million (RMB15 million) from a related company 100% owned by Mr. Lin for 12-month at an interest rate of 4.75% per annum, which mature on April 15, 2026 and May 31, 2026. The amounts due from related parties included the advances to the Company’s Co-Chief Executive Officer, Mr. Bin Ma, of approximately $0.6 million, which was interest-free and was due on demand. The amounts due from related parties incurred before the Company’s acquisition of SGL in November 2025, and had been fully collected by April 2026.

As of December 31, 2024, the amounts due to related parties were $1.7 million, which included the borrowing from Mr. Lin of approximately $0.4 million, without interest and matured on December 31, 2025, and a loan balance of approximately $1.3 million (RMB10 million) from a related company 100% owned by Mr. Lin for 12-month at an interest rate of 5.85% per annum, which matured on April 15, 2025.

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS